OTHER OPERATING INCOME AND EXPENSES (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating expenses:
Provision for doubtful receivables	₺ (413,567)	₺ (71,388)	₺ (41,549)
Consultancy	(303,124)	(406,081)	(328,377)
Utilities	(249,158)	(200,661)	(168,992)
License fee	(180,023)
Insurance	(129,781)	(161,333)	(171,968)
Rent	(126,641)	(56,891)	(39,862)
Credit card processing	(56,208)	(124,693)	(87,856)
Maintenance	(48,273)	(29,325)	(19,215)
Vehicle fuel	(38,912)	(36,473)	(48,724)
Travel	(34,713)	(28,664)	(10,364)
Irrecoverable value added tax	(30,586)	(28,229)	(18,392)
Internet line	(17,371)	(17,071)	(15,970)
Credit card chargebacks	(8,974)	(4,698)	(9,068)
Stationary	(6,537)	(5,024)	(2,138)
Witholding tax payments (*)	(1,531)	(107,582)
Other legal provision		(13,627)	(28,603)
Provision for Turkish Capital Markets Board fee		(34,691)	(56,488)
Settlement provision			(667,683)
Other	(364,648)	(307,655)	(250,670)
Total	(2,010,047)	(1,634,086)	(1,965,919)
Other operating income:
Depository income	119,075	86,985	78,194
Bank promotion income	70,886	100,329	11,298
Partnership income	58,900	29,450
Services charged	22,972	30,620	23,031
Income from scrap packaging materials sales	7,066	4,009	6,692
Reversal of doubtful provisions	6,542	4,912	1,834
Withholding tax return income			20,223
Reversal of provision for Competition Authority investigation		208,736	13,795
Contribution income		175,882
Other	79,390	50,620	32,048
Total	₺ 364,831	₺ 691,543	₺ 187,115